Johnson International Fund (Prospectus Summary) | Johnson International Fund
The Johnson International Fund
Investment Objective:
Long term capital growth.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Johnson International Fund
Redemption Fee	[1]	none
Exchange Fee		none
[1]	A processing fee will be deducted from any wire sales proceeds and paid to the Custodian.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Johnson International Fund
Management Fees		1.40%
Distribution (12b-1) Fees	[1]	none
Other Expenses (Acquired Fund Fees and Expenses)	[2]	none
Total Annual Fund Operating Expenses		1.40%
Fee Waiver		(0.40%)
Total Annual Fund Operating Expenses After Waiver		1.00%
[1]	This Fund has adopted a Rule 12b-1 Plan; however the Plan has not been activated and the Fund has no present intention to activate the Plan.
[2]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Effective May 1, 2012, the Adviser has contractually agreed to waive a portion of its management fees for the International Fund, at least through April 30,
2013, so that the Management Fee is 1.00% for the period. The Adviser may not unilaterally change the contract until May 1, 2013.
Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Johnson International Fund	103	320	555	1,229

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24.16% of the average value of its portfolio.
Principal Investment Strategies of the Fund:
The Fund invests primarily in equity securities of foreign companies that the adviser believes offer opportunities for capital growth. The Adviser seeks to find foreign companies offering a combination of strong growth, attractive valuation and improving profitability. The Adviser looks for companies with quality characteristics such as strong management, healthy balance sheets, sustainable competitive advantages and positive growth criteria such as increasing revenues, cash flow and earnings. The Adviser expects to invest primarily in foreign companies whose equity securities are traded on U.S.
stock exchanges or whose securities are available through the use of American
Depositary Receipts (ADRs). The Fund may also invest in exchange-traded Funds
(ETFs) that invest primarily in foreign equity securities. The Fund may sell a security if the security reaches the Adviser's valuation target, if the
Adviser believes the company's fundamentals have changed, or if the company is not performing as expected.
Principal Risks of Investing in the Fund:
As with any mutual fund investment, the Fund's returns may vary and you could lose money.

Company Risk - The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk - The Fund value might decrease in response to general market and economic conditions.

Volatility Risk - Common stocks tend to be more volatile than other investment choices.

Management Risk - The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's judgment will produce the desired results.

Small and Medium Sized Company Risk - In addition, the stocks of small-sized and medium-sized companies are subject to certain risks including:

  o   Possible dependence on a limited product line, limited financial resources or a limited management group.

  o   Less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks.

  o Greater fluctuation in value than larger, more established company stocks.

Risks of Exchange Traded Funds - Investment in an ETF carries security specific risk and market risk. The performance of an ETF may not completely replicate the performance of its underlying index. The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs.

Foreign Investing Risk - There may be less information publicly-available about a foreign company than about a U.S. company, and foreign companies generally are not subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.

Emerging Market Country Risk - The risk associated with investment in foreign securities is heightened in connection with investments in the securities of issuers in emerging markets, as these markets are generally more volatile than the markets of developed countries and may be subject to greater social, economic and political uncertainty and instability.

Preferred Stock Risk - Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

Unsponsored ADR Risk - The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary
Receipts.
The chart and table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows the
Fund's returns for the Fund's first calendar year. The table shows how the
Fund's average annual total returns compare to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting
www.johnsonmutualfunds.com or by calling 1-800-541-0170.
The bar chart shows the Fund's returns for the Fund's first calendar year.
Average Total Returns for the International Fund as of December 31 of each year

During the period shown, the highest return for a calendar quarter was 25.92% in the second quarter of 2009, and the lowest return was -14.48% in the second quarter of 2010.
Average Annual Total Returns: For the Periods ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Johnson International Fund	Return Before Taxes	(14.61%)	11.38%	Dec. 08, 2008
Johnson International Fund After Taxes on Distributions	Return After Taxes on Distributions	(15.01%)	9.81%	Dec. 08, 2008
Johnson International Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(8.97%)	8.79%	Dec. 08, 2008
Johnson International Fund MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(12.14%)	9.65%	Dec. 08, 2008

The MSCI EAFE Index is the primary benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.